Financial Assets at Fair Value through Profit or Loss - Designated as at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Designated as at fair value through profit or loss	[1]	€ 2,887	€ 4,242	[2]
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Designated as at fair value through profit or loss		0	4
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Designated as at fair value through profit or loss		2,114	1,739	[2]
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Designated as at fair value through profit or loss		€ 772	€ 2,499

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.